Breaches
________________________________________________________________________
                Current
 Loan           Scheduled      Current       Current
 Number         Balance        Rate          Payment       Liquidated
________________________________________________________________________

 0326472412     97,688.14       9.99%        859.30           N/A
________________________________________________________________________